Leases - Lease terms and discount rates (Details)	Dec. 31, 2020	Dec. 31, 2019
Land And Building [Member]
Operating Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	84 months	78 months
Weighted average discount rate	0.03%	0.03%
Finance Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	107 months	110 months
Weighted average discount rate	0.077%	0.082%
Machinery And Equipment [Member]
Operating Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	29 months	29 months
Weighted average discount rate	0.02%	0.022%
Finance Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	40 months	33 months
Weighted average discount rate	0.023%	0.028%